Cover	6 Months Ended
Feb. 28, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--08-31
Entity File Number	001-39389
Entity Registrant Name	GameSquare Holdings, Inc.
Entity Central Index Key	0001714562
Entity Address, Address Line One	2110 Powers Ferry Road
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Country	US
Entity Address, Postal Zip Code	30339